Financial instruments - Schedule of financial assets (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Current assets	$ 0	$ 45
Non-current assets	397	437
Financial assets measured at amortized cost
Disclosure of financial assets [line items]
Current assets	622,388	522,998
Non-current assets	0	0
Cash and cash equivalents | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Current assets	0	0
Cash and cash equivalents | Financial assets measured at amortized cost
Disclosure of financial assets [line items]
Current assets	483,448	388,891
Short-term investments | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Current assets	0	0
Short-term investments | Financial assets measured at amortized cost
Disclosure of financial assets [line items]
Current assets	98,633	101,142
Accounts receivable, net | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Current assets	0	0
Accounts receivable, net | Financial assets measured at amortized cost
Disclosure of financial assets [line items]
Current assets	40,274	32,017
Accrued income | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Current assets	0	0
Accrued income | Financial assets measured at amortized cost
Disclosure of financial assets [line items]
Current assets	33	948
Current assets | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Current assets		45
Current assets | Financial assets measured at amortized cost
Disclosure of financial assets [line items]
Current assets		0
Noncurrent assets | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Non-current assets	397	437
Noncurrent assets | Financial assets measured at amortized cost
Disclosure of financial assets [line items]
Non-current assets	$ 0	$ 0